Defined Benefits (Detail) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 01, 2015
Defined Benefit Plan Disclosure [Line Items]
Unfunded status of plan							$ 235
Defined Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Unfunded status of plan				$ (40)	$ (16)
Service cost		$ 19	$ 4	5	7	$ 6
Interest cost		28	7	9	8	7
Expected return on plan assets		(37)	(8)	(11)	(10)	(9)
Amortization of:
Actuarial (gain) loss		9	1	(2)	(3)	(2)
Net periodic defined benefit costs (credits)		19	4	$ 5	$ 8	$ 6
Supplemental Retirement Plan
Net Periodic Defined Benefit Costs Allocated to Subsidiary by Sponsor (Numeric) [Abstract]
Severance compensation			6
Talen Energy Supply | Supplemental Retirement Plan
Net Periodic Defined Benefit Costs Allocated to Subsidiary by Sponsor (Numeric) [Abstract]
Costs allocated to subsidiary by plan sponsors	[1]	$ 18	32
Termination benefits			$ 11

[1]	The nine months ended September 30, 2014 includes $11 million of termination benefits (credits) related to a one-time voluntary retirement window offered to certain bargaining unit employees upon the ratification of a new union agreement in June 2014. The benefits offered were consistent with the standard separation program benefits for bargaining unit employees.